Grants and other liabilities (Tables)	6 Months Ended
Jun. 30, 2019
Grants and other liabilities [Abstract]
Grants and other non-current liabilities
	Balance as of June 30,	Balance as of December 31,
	2019	2018
	($ in thousands)
Grants	1,117,517	1,150,805
Other Liabilities	532,454	507,321
Grant and other non-current liabilities	1,649,971	1,658,126